Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 1,249,400	$ 1,026,611
Raw materials	1,506,847	1,373,491
Advances to suppliers and subcontractors	404,370	414,626
Inventory, gross	3,160,617	2,814,728
Less: Provision for losses on long-term contracts	(30,861)	(41,032)
Inventories, net	3,129,756	2,773,696
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 118,170	$ 167,094